Organization and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2026
Organization and Summary of Significant Accounting Policies [Abstract]
Schedule of Disaggregates Our Cash Balances by Currency Denomination	The following table, reported in USD, disaggregates our cash balances by currency denomination:

	For the Years Ended March 31,
	2026	2025
Cash denominated in:
SGD	$8,513	$10,037
USD	370	16
MYR	-	54
HKD	38	38
Total	$8,921	$10,145

Schedule of Estimated Useful Lives of Property and Equipment	The estimated useful lives of property and equipment are as follows:

Machinery	2 to 5 years
Motor vehicles	5 years
Furniture and fixtures	2 to 5 years
Office equipment	2 to 5 years
Leasehold improvements	Shorter of useful life or lease term
Office improvements	2 to 5 years
Capitalized software	2 to 3 years
Leasehold property	27 to 32 years

Schedule of Translate Amounts Denominated in Non-USD Currencies

We used the exchange rates in the following table to translate amounts denominated in non-USD currencies as of and for the periods noted:

	As of March 31,
	2026	2025
Exchange rates at March 31:
SGD:USD	0.77	0.75
HKD:USD	0.13	0.13
RM:USD	0.24	0.22

	For the Years Ended March 31,
	2026	2025
Average exchange rate during the year ended March 31:
SGD:USD	0.78	0.75
HKD:USD	0.13	0.13
RM:USD	0.25	0.23